TAXATION (Tables)	9 Months Ended
Sep. 30, 2017
TAXATION [Abstract]
Schedule of Current and Deferred Income Taxes
The income tax benefit from continuing operations included in the consolidated statement of operations for the nine months ended September 30, 2016 and 2017 are as follows:

	For the nine months ended September 30
	2016	2017
	RMB	RMB
Deferred tax benefits	1,127,377	-
Current Income tax (expense)/benefit	(307,814,704)	26,466,952
Income tax (expense)/benefit, net	(306,687,327)	26,466,952